UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

Item 1.	Schedule of Investments

Strategic Growth Fund	(unaudited)
Schedule of Investments as of September 30, 2011

Shares		Value (000)
	COMMON STOCK - 99.1%
Consumer Discretionary - 20.1%
3,100	AutoZone*	$990
17,000	Bed Bath & Beyond*	974
40,000	CBS	815
16,300	Coach	845
40,000	GameStop*	924
24,200	PetSmart	1,032
1,850	priceline.com*	832
44,274	Royal Caribbean Cruises	958
17,700	TJX	982
17,400	Yum! Brands	859

		9,211

Consumer Staples - 3.8%
11,700	Costco Wholesale	961
14,500	Herbalife	777

		1,738

Energy - 9.1%
18,300	Baker Hughes	845
12,300	Exxon Mobil	894
26,400	Halliburton	806
16,600	National Oilwell Varco	850
13,100	Schlumberger	782

		4,177

Financials - 6.6%
15,400	ACE	933
27,900	Aflac	975
22,400	American Express	1,006
7,300	Invesco	113

		3,027

Health Care - 12.0%
24,900	AmerisourceBergen	928
22,100	Express Scripts*	819
17,500	Thermo Fisher Scientific*	886
20,900	UnitedHealth Group	964
18,500	Varian Medical Systems*	965
12,700	Waters *	959

		5,521

Industrials - 19.2%
11,900	Deere	768
17,100	Dover	797
23,100	Eaton	820
22,400	Honeywell International	984
22,700	ITT	953
13,500	Joy Global	842
11,200	Stericycle*	904
10,700	Union Pacific	874
13,000	United Technologies	915
6,500	W.W. Grainger	972

		8,829

Information Technology - 24.8%
36,800	Adobe Systems*	889
11,600	Alliance Data Systems*	1,075
22,800	Amphenol	929
2,550	Apple*	972
64,410	Corning	796
5,600	International Business Machines	980
22,100	Intuit	1,048
38,600	Microsoft	961
33,500	Oracle	963

September 30, 2011

www.bishopstreetfunds.com

Strategic Growth Fund	(unaudited)
Schedule of Investments as of September 30, 2011

Shares		Value (000)
	COMMON STOCK (continued)
Information Technology - (continued)
19,500	Qualcomm	$949
41,800	TIBCO Software*	936
26,000	VeriFone Systems *	911

		11,409

Materials - 3.5%
6,600	CF Industries Holdings	814
19,400	EI du Pont de Nemours	776

		1,590

TOTAL COMMON STOCK (Cost $43,975)		45,502

SHORT-TERM INVESTMENTS (A)- 1.0%
229,487	Dreyfus Cash Management Fund, Institutional Shares, 0.039%	230
	Fidelity Institutional Money Market Portfolio, Institutional Shares,
229,487	0.118%	229

TOTAL SHORT-TERM INVESTMENTS (Cost $459)		459

TOTAL INVESTMENTS (Cost $44,434) † - 100.1%		$45,961

Percentages are based on Net Assets of $45,898 ($ Thousands).

*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of September 30, 2011.
†	At September 30, 2011, the tax basis cost of the Fund’s investments was $44,514 ($ Thousands), and the unrealized appreciation and depreciation were $6,403 ($ Thousands) and $(4,956) ($ Thousands) respectively.

Cost figures are shown in thousands.

As of September 30, 2011, all of the Fund’s investments were considered level 1, in accordance with ASC-820.

For the period ended September 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-1700

September 30, 2011

www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)
Schedule of Investments as of September 30, 2011

Shares		Value (000)
	COMMON STOCK - 95.7%
Consumer Discretionary - 9.4%
23,000	Home Depot	$756
7,795	Limited Brands (A)	300
10,595	Mattel (A)	274
13,595	McDonald’s	1,194
8,605	McGraw-Hill	353
11,530	Meredith (A)	261
7,225	Nordstrom (A)	330
11,530	Target	566
19,840	Time Warner	594
5,710	TJX (A)	317

		4,945

Consumer Staples - 12.4%
24,725	Altria Group	663
8,275	Coca-Cola Co.	559
7,410	Diageo PLC	563
10,275	General Mills	395
13,410	HJ Heinz (A)	677
3,690	JM Smucker	269
8,895	Kimberly-Clark (A)	632
23,695	Philip Morris International	1,478
12,380	Procter & Gamble	782
8,975	Wal-Mart Stores	466

		6,484

Energy - 12.1%
13,225	Chevron	1,224
7,225	ConocoPhillips (A)	458
14,475	Encana	278
21,620	Exxon Mobil	1,570
7,435	Kinder Morgan (A)	193
4,120	Murphy Oil	182
5,950	Occidental Petroleum	425
11,235	Penn West Petroleum (A)	166
16,490	Royal Dutch Shell PLC	1,014
7,730	Schlumberger	461
7,620	Transocean	364

		6,335

Financials - 12.9%
14,425	American Express	648
14,425	Arthur J Gallagher	379
3,160	BlackRock	468
6,165	Chubb	370
1,160	CME Group	286
5,270	Digital Realty Trust ‡,(A)	291
26,805	JPMorgan Chase	807
12,825	MetLife	359
10,810	Northern Trust	378
23,350	People’s United Financial (A)	266
8,710	PNC Financial Services Group	420
6,165	Progressive	109
2,435	Public Storage ‡	271
2,475	RenaissanceRe Holdings (A)	158
5,790	T Rowe Price Group (A)	277
17,320	Unum Group	363
18,540	US Bancorp	437
20,615	Wells Fargo	497

		6,784

Health Care - 11.3%
16,490	Abbott Laboratories	843
5,310	Amgen (A)	292
39,415	Bristol-Myers Squibb (A)	1,237
15,230	Johnson & Johnson (A)	970
40,185	Merck	1,314

September 30, 2011

www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)
Schedule of Investments as of September 30, 2011

Shares		Value (000)
	COMMON STOCK (continued)
Health Care - (continued)
70,910	Pfizer	$1,254

		5,910

Industrials - 9.6%
7,010	Deere	453
9,085	Dover	423
8,260	Emerson Electric	341
39,175	General Electric	597
14,950	Honeywell International	657
5,260	Illinois Tool Works (A)	219
6,695	Norfolk Southern	408
6,375	Parker Hannifin	402
11,315	Raytheon	462
8,765	United Technologies	617
13,595	Waste Management (A)	443

		5,022

Information Technology - 11.8%
11,845	Accenture PLC (A)	624
11,130	Automatic Data Processing	525
6,165	Canon	279
49,455	Intel	1,055
10,490	International Business Machines	1,836
8,324	Linear Technology (A)	230
48,000	Microsoft	1,194
15,565	Texas Instruments (A)	415

		6,158

Materials - 5.0%
4,120	BHP Billiton (A)	274
7,620	EI du Pont de Nemours (A)	305
6,165	International Flavors & Fragrances (A)	347
9,615	Nucor (A)	304
10,275	RPM International	192
12,380	Sherwin-Williams (A)	920
10,705	Sonoco Products	302

		2,644

Telecommunication Services - 6.8%
61,805	AT&T	1,763
45,420	Verizon Communications	1,671
12,405	Windstream (A)	145

		3,579

Utilities - 4.4%
8,500	American Electric Power	323
1,965	Entergy (A)	130
7,010	National Fuel Gas	341
4,325	NextEra Energy	234
6,165	PG&E (A)	261
9,960	PPL	284
9,320	Public Service Enterprise Group	311
7,915	Sempra Energy	408

		2,292

TOTAL COMMON STOCK (Cost $48,917)		50,153

	EXCHANGE TRADED FUND - 1.2%
5,250	SPDR Trust, Ser 1 (A)	594

TOTAL EXCHANGE TRADED FUND (Cost $596)		594

	PREFERRED STOCK - 0.6%
Financials - 0.6%
1,065	Citigroup, 7.50%	85

September 30, 2011

www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)
Schedule of Investments as of September 30, 2011

Shares/Face Amount(000)		Value (000)
	PREFERRED STOCK (continued)
Financials - (continued)
1,915	Fifth Third Bancorp, 8.50%	$245

TOTAL PREFERRED STOCK (Cost $425)		330

	SHORT-TERM INVESTMENTS (B)- 2.9%
625,304	Dreyfus Cash Management Fund, Institutional Shares, 0.039%	625
33,890	Federated Prime Obligations Fund, 0.130% (C)	34
	Fidelity Institutional Money Market Portfolio, Institutional
625,304	Shares, 0.118%	626
211,504	Fidelity Prime Money Market, Institutional Shares, 0.124% (C)	211
33,890	JP Morgan Prime Money Market Fund, 0.097% (C)	34

TOTAL SHORT-TERM INVESTMENTS (Cost $1,530)		1,530

	REPURCHASE AGREEMENT - 18.1%
$9,500	JPMorgan, 0.190%, dated 9/30/2011, to be repurchased on 10/3/2011, repurchase price $9,500,150 (with a total collateral fair value of $9,976,822) §,(C)	9,500

TOTAL REPURCHASE AGREEMENT (Cost $9,500)		9,500

TOTAL INVESTMENTS (Cost $60,968) † - 118.5%		$62,107

§	The repurchase agreement was collateralized by the following:

Issuer	Par Amount	Rate	Maturity Date	Total Value
Countrwide Home Loan Trust	$7,412,260	0.62%	8/25/38	$4,898,192
SLM Private Credit Student Loan	6,300,000	0.75%	6/15/33	5,078,630

Percentages are based on Net Assets of $52,403 ($ Thousands).

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at September 30, 2011. The total value of securities on loan at September 30, 2011 was $9,560 ($ Thousands).
(B)	The rate shown is the 7-day effective yield as of September 30, 2011.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2011 was $9,779 ($ Thousands)
†	At September 30, 2011, the tax basis cost of the Fund’s investments was $61,472 ($ Thousands), and the unrealized appreciation and depreciation were $3,818 ($ Thousands) and $(3,183) ($ Thousands) respectively.

PLC—Public Limited Company

Ser— Series

SPDR—Standard & Poor’s Depositary Receipts

Cost figures are shown in thousands.

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$50,153	$—	$—	$50,153
Exchange Traded Fund	594	—	—	594
Preferred Stock	330	—	—	330
Short-Term Investments	1,530	—	—	1,530
Repurchase Agreement	—	9,500	—	9,500

Total Investments in Securities	$52,607	$9,500	$—	$62,107

For the period ended September 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-1700

September 30, 2011

www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments as of September 30, 2011

Face Amount (000)		Value (000)
	CORPORATE OBLIGATIONS - 55.6%
Banks - 4.7%
	Australia & New Zealand Banking Group
$1,100	0.630%, 06/18/12 (A) (B)	$1,101
	Citigroup
1,100	6.500%, 08/19/13	1,158
	Goldman Sachs Group MTN
500	7.500%, 02/15/19 (C)	558
	JPMorgan Chase Capital XXVII, Ser AA
1,000	7.000%, 11/01/39 (C)	1,004
	JPMorgan Chase, Ser AI
700	5.875%, 06/13/16	740

		4,561

Consumer Discretionary - 3.9%
	AutoZone
525	4.000%, 11/15/20	526
	Home Depot
700	5.875%, 12/16/36	815
	Johnson Controls
500	4.250%, 03/01/21 (C)	525
	Time Warner Cable
1,000	8.250%, 04/01/19 (C)	1,252
	Whirlpool MTN
550	8.600%, 05/01/14 (C)	627

		3,745

Consumer Staples - 7.1%
	Bunge Finance
1,000	8.500%, 06/15/19	1,246
	Campbell Soup
500	4.250%, 04/15/21	550
	Continental Airlines
1,186	9.000%, 07/08/16	1,281
	Costco Wholesale
1,000	5.500%, 03/15/17	1,183
	Genentech
1,100	4.750%, 07/15/15 (C)	1,234
	Wal-Mart Stores
1,100	5.375%, 04/05/17	1,297

		6,791

Energy - 6.5%
	BP Capital Markets PLC
1,000	3.200%, 03/11/16 (C)	1,043
750	0.937%, 03/11/14 (A)	751
	Cameron International
375	4.500%, 06/01/21	394
	Devon Energy
1,000	6.300%, 01/15/19	1,214
	Halliburton
1,100	6.150%, 09/15/19 (C)	1,332
	Kinder Morgan Energy Partners
1,200	9.000%, 02/01/19	1,533

		6,267

September 30, 2011

www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments as of September 30, 2011

Face Amount (000)		Value (000)
	CORPORATE OBLIGATIONS (continued)
Financials - 14.0%
	American Express Credit MTN
$500	5.875%, 05/02/13	$530
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	530
	Berkshire Hathaway
1,000	3.200%, 02/11/15 (C)	1,052
	Boston Properties
1,200	5.625%, 11/15/20 ‡	1,291
	Capital One Financial
1,000	7.375%, 05/23/14 (C)	1,117
	Daimler Finance North America LLC
500	6.500%, 11/15/13	549
	General Electric Capital MTN
850	0.671%, 12/20/16 (A)	774
	General Electric Capital MTN, Ser A
1,000	5.450%, 01/15/13 (C)	1,050
	GFI Group
500	8.375%, 07/19/18 (B)	465
	Goldman Sachs Group MTN
550	0.653%, 07/22/15 (A)	491
	Jefferies Group
375	5.125%, 04/13/18	351
	Jefferies Group
675	6.250%, 01/15/36	612
	Metropolitan Life Global Funding I
1,000	0.996%, 01/10/14 (A) (B)	999
	Svensk Exportkredit AB
1,250	2.125%, 07/13/16	1,280
	Toyota Motor Credit MTN
1,000	2.800%, 01/11/16 (C)	1,022
	WEA Finance LLC
1,300	5.750%, 09/02/15 (B) (C)	1,412

		13,525

Health Care - 2.1%
	Merck
1,000	5.000%, 06/30/19	1,188
	Thermo Fisher Scientific
750	3.200%, 03/01/16 (C)	788

		1,976

Industrials - 1.4%
	Caterpillar
1,000	7.900%, 12/15/18 (C)	1,340

Information Technology - 6.6%
	Dell
400	5.625%, 04/15/14 (C)	435
	Hewlett-Packard
1,000	2.125%, 09/13/15	991
	IBM
1,000	8.375%, 11/01/19 (C)	1,411
	News America
1,000	6.650%, 11/15/37 (C)	1,099
	Symantec
1,100	2.750%, 09/15/15 (C)	1,115

September 30, 2011

www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments as of September 30, 2011

Face Amount (000)		Value (000)
	CORPORATE OBLIGATIONS (continued)
Information Technology - (continued)
	Xerox
$1,150	8.250%, 05/15/14	$1,309

		6,360

Materials - 6.3%
	BHP Billiton Finance
950	5.250%, 12/15/15 (C)	1,088
	International Paper
450	7.500%, 08/15/21 (C)	520
	Monsanto
700	7.375%, 08/15/12	738
	Nucor
1,100	4.875%, 10/01/12 (C)	1,141
	Potash Corp. of Saskatchewan
1,100	5.250%, 05/15/14	1,211
	Rio Tinto Finance USA
1,000	9.000%, 05/01/19	1,346

		6,044

Telecommunication Services - 2.3%
	AT&T Wireless Services
1,100	8.125%, 05/01/12	1,144
	Cellco Partnership
1,000	5.550%, 02/01/14 (C)	1,094

		2,238

Utilities - 0.7%
	Potomac Edison
600	5.350%, 11/15/14	656

TOTAL CORPORATE OBLIGATIONS (Cost $49,759)		53,503

	U.S. TREASURY OBLIGATIONS - 23.6%
	U.S. Treasury Bond
700	7.250%, 05/15/16	904
900	6.000%, 02/15/26	1,289
500	5.375%, 02/15/31	704
1,250	4.750%, 02/15/37 (C)	1,679
1,500	4.500%, 08/15/39 (C)	1,963
1,025	4.375%, 05/15/41 (C)	1,324
1,600	3.875%, 08/15/40	1,901
1,000	3.750%, 08/15/41 (C)	1,164
	U.S. Treasury Note
1,000	4.250%, 08/15/13	1,074
575	3.750%, 11/15/18	665
350	3.625%, 02/15/21	404
625	3.125%, 10/31/16	691
600	2.875%, 03/31/18	659
405	2.625%, 04/30/16	437
650	2.375%, 10/31/14	688
1,000	2.375%, 02/28/15	1,062
500	2.375%, 07/31/17 (C)	534
1,000	2.125%, 05/31/15	1,055
500	2.125%, 08/15/21 (C)	509

September 30, 2011

www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments as of September 30, 2011

Face Amount (000)		Value (000)
	U.S. TREASURY OBLIGATIONS (continued)
$1,885	0.250%, 09/15/14	$1,876
2,145	0.125%, 08/31/13 (C)	2,140

TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,118)		22,722

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.7%
	FHLB
1,100	5.125%, 03/10/17 (C)	1,311
1,000	4.125%, 03/13/20	1,131
1,100	3.750%, 12/14/18 (C)	1,224
	FHLMC
875	8.250%, 06/01/16	1,091
	FHLMC MTN
1,000	4.250%, 05/22/13 (C)	1,063
	FNMA
1,500	5.780%, 06/07/22 (C)	1,547
1,000	2.125%, 08/10/15 (C)	1,007

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,144)		8,374

	MUNICIPAL BONDS - 5.7%
Municipal - 5.7%
	California State, Build America Bonds, GO
1,100	7.550%, 04/01/39	1,348
	City of Minneapolis Minnesota, GO
250	4.900%, 03/01/25	282
300	4.800%, 03/01/24	338
	City of New York New York, GO
300	5.817%, 10/01/31	324
	Connecticut State, GO
400	5.295%, 10/01/29	445
	Honolulu Hawaii City & County, Build America Bonds, GO
435	6.300%, 09/01/34	477
	St. Louis School District, Qualified School Construction Boards, GO
1,070	6.100%, 04/01/25	1,267
	Utah State, Ser B, GO
425	3.539%, 07/01/25	451
575	3.369%, 07/01/21	617

TOTAL MUNICIPAL BONDS (Cost $5,078)		5,549

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS - 2.7%
	FNMA, Ser 2003-33, Cl AB
1,095	3.750%, 03/25/33	1,149
	FNMA, Ser 889958
343	5.000%, 10/01/23	369
	FNMA REMIC, Ser 2007-B1, Cl BE
424	5.450%, 12/25/20	458
	GNMA, Ser 2003-7, Cl PE
569	5.500%, 11/16/31	591

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $2,434)		2,567

September 30, 2011

www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments as of September 30, 2011

Face Amount (000)/Shares		Value (000)
	ASSET-BACKED SECURITIES - 2.0%
	GMAC Mortgage Servicer Advance Funding, Ser 2011-1A, Cl A
$700	3.720%, 03/15/23 (B)	$706
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
1,378	2.150%, 04/25/32 (A)	1,257

TOTAL ASSET-BACKED SECURITIES (Cost $1,922)		1,963

	SHORT-TERM INVESTMENTS(D) - 4.7%
348,924	Dreyfus Cash Management Fund, Institutional Shares, 0.039%	349
466,110	Federated Prime Obligations Fund, 0.130% (E)	466
	Fidelity Institutional Money Market Portfolio, Institutional
348,924	Shares, 0.118%	349
2,908,923	Fidelity Prime Money Market, Institutional Shares, 0.124% (E)	2,909
466,110	JP Morgan Prime Money Market Fund, 0.097% (E)	466

TOTAL SHORT-TERM INVESTMENTS (Cost $4,539)		4,539

	REPURCHASE AGREEMENT - 27.4%
$26,360	JPMorgan, 0.190%, dated 9/30/2011, to be repurchased on 10/03/2011, repurchase price $26,360,417 with a total collateral fair value of $27,678,004) §,(E)	26,360

TOTAL REPURCHASE AGREEMENT (Cost $26,360)		26,360

TOTAL INVESTMENTS (Cost $119,354) † - 130.4%		$125,577

Percentages are based on Net Assets of $96,282 ($ Thousands).

§	The repurchase agreement was collateralized by the following:

Issuer	Par Amount	Rate	Maturity Date	Total Value
EMC Mortgage Loan Trust	$24,000,000	0.68%	5/25/43	$2,725,929
Merrill Lynch Mortgage	10,000,000	0.43%	8/25/36	7,629,223
Saxon Assett Securities Trust	9,200,000	0.83%	12/26/34	6,441,066
Chase Funding Loan Acquisition	5,975,909	5.50%	8/25/34	121,294
Countrywide Home Loan Trust	5,715,000	0.62%	8/25/38	3,776,604
SLM Private Credit Student Loan	5,059,000	0.62%	12/15/39	4,162,227
Residential Funding Mortgage	3,000,000	5.66%	9/25/35	2,352,516
CIT Home Equity Loan Trust	740,000	3.93%	3/20/32	159,933
Residential Asset Mortgage	600,000	4.97%	9/25/33	309,212

‡	Real Estate Investment Trust
(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on September 30, 2011. The maturity date shown is the final maturity date.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutions. At September 30, 2011, these securities amounted to $4,683 ($ Thousands), representing 4.86% of net assets of the Fund.
(C)	This security or a partial position of this security is on loan at September 30, 2011. The total value of securities on loan at September 30, 2011 was $29,519 ($ Thousands).
(D)	The rate shown is the 7-day effective yield as of September 30, 2011.
(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2011 was $30,201 ($ Thousands)
†	At September 30, 2011, the tax basis cost of the Fund’s investments was $119,354 ($ Thousands), and the unrealized appreciation and depreciation were $6,604 ($ Thousands) and $(381) ($ Thousands) respectively.

September 30, 2011

www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments as of September 30, 2011

Cl—Class

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Corporation

GNMA—Government National Mortgage Corporation

GO—General Obligation

LLC—Limited Liability Corporation

MTN—Medium Term Note

PLC—Public Limited Company

REMIC—Real Estate Mortgage Investment Conduit

Ser—Series

Cost figures are shown in thousands.

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments carried at value

($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Obligations	$—	$53,503	$—	$53,503
U.S. Treasury Obligations	—	22,722	—	22,722
U.S. Government Agency
Obligations	—	8,374	—	8,374
U.S. Government Mortgage-
Backed Obligations	—	2,567	—	2,567
Asset-Backed Securities	—	1,963	—	1,963
Municipal Bonds	—	5,549	—	5,549
Short-Term Investments	4,539	—	—	4,539
Repurchase Agreement	—	26,360	—	26,360

Total Investments in Securities	$4,539	$121,038	$—	$125,577

For the period ended September 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-1700

September 30, 2011

www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2011

Face Amount (000)		Value (000)
	MUNICIPAL BONDS - 98.5%
Alaska - 0.9%
	Alaska Municipal Bond Bank Authority, Ser 3, RB, GO of Bond Bank Moral Obligation Insured
$1,000	5.000%, 09/01/22	$1,183
	City of Anchorage Alaska, Water Department, RB, NPFGC Insured
200	5.000%, 05/01/37	208

		1,391

Arizona - 0.7%
	City of Mesa Arizona, GO
1,000	4.250%, 07/01/31	1,025

California - 1.9%
	California Health Facilities Financing Authority, Stanford Hospital, Ser B, RB
1,000	5.000%, 11/15/25	1,076
	California State, GO
1,000	5.000%, 04/01/38	1,021
	California State, GO, AGM Insured
800	4.500%, 12/01/32	769

		2,866

Connecticut - 0.8%
	City of New Haven Connecticut, Ser A, GO, AGM Insured
1,145	5.000%, 03/01/27	1,249

District of Columbia - 0.7%
	District of Columbia, Ser C, GO, AGM Insured
1,000	5.000%, 06/01/23	1,101

Georgia - 0.7%
	Main Street, Natural Gas, Ser B, RB
1,000	5.000%, 03/15/18	1,010

Hawaii - 78.6%
	Hawaii County, Ser A, GO
500	4.000%, 03/01/22	552
	Hawaii County, Ser A, GO, AGM Insured
125	5.000%, 07/15/21	133
1,500	5.000%, 07/15/23	1,595
	Hawaii County, Ser A, GO, NPFGC Insured
1,055	5.250%, 07/15/18	1,169
1,000	5.000%, 07/15/24	1,079
	Hawaii County, Unlimited Public Improvements, Ser A, GO
1,000	5.000%, 07/15/22	1,144
	Hawaii County, Unlimited Public Improvements, Ser A, GO, AMBAC Insured
1,000	5.000%, 07/15/15	1,147
	Hawaii Pacific Health, Ser A, RB
1,000	4.625%, 07/01/21	993
	Hawaii State, Airport System, RB, AGM Insured
1,000	5.250%, 07/01/27	1,086
	Hawaii State, Airport System, Ser A, RB
3,000	5.250%, 07/01/27	3,258
1,250	5.000%, 07/01/22	1,394

September 30, 2011

www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2011

Face Amount (000)		Value (000)
	MUNICIPAL BONDS (continued)
Hawaii - (continued)
	Hawaii State, Airport System, RB, AMT, ETM
$15	6.900%, 07/01/12	$16
	Hawaii State, Department of Budget & Finance, Chaminade University, RB, Radian Insured
1,000	4.750%, 01/01/36	946
	Hawaii State, Department of Budget & Finance, Electric Company & Subsidiary Project, Ser A, RB, AMT, FGIC Insured
750	4.800%, 01/01/25	712
	Hawaii State, Department of Budget & Finance, Hawaiian Electric, Ser A, RB, AMT, AMBAC Insured
445	5.100%, 09/01/32	408
	Hawaii State, Department of Budget & Finance, Hawaiian Electric, Ser A, RB, AMT, FGIC Insured
1,000	4.650%, 03/01/37	832
	Hawaii State, Department of Budget & Finance, Hawaiian Electric, Ser A, RB, AMT, NPFGC Insured
1,250	5.650%, 10/01/27	1,255
	Hawaii State, Department of Budget & Finance, Hawaiian Electric, Ser C, RB, AMT, AMBAC Insured
1,000	6.200%, 11/01/29	1,000
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, Radian Insured
1,000	5.000%, 01/01/26	1,014
	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, COP, AGM Insured
2,000	5.000%, 11/01/31	2,109
	Hawaii State, Harbor System, Ser A, RB
1,125	4.250%, 07/01/21	1,185
	Hawaii State, Harbor System, Ser A, RB, AMT, AGM Insured
370	5.750%, 07/01/29	371
	Hawaii State, Harbor System, Ser B, RB, AMT, AGM Insured
1,000	5.000%, 01/01/13	1,047
500	5.000%, 01/01/23	512
	Hawaii State, Harbor System, Ser B, RB, AMT, AMBAC Insured
200	5.500%, 07/01/19	203
	Hawaii State, Highway, RB
500	5.750%, 01/01/28	572
605	5.500%, 07/01/18	746
1,000	5.500%, 01/01/25	1,150
	Hawaii State, Highway, RB, BHAC Insured
550	4.750%, 01/01/22	625
	Hawaii State, Highway, Ser A, RB, AGM Insured
500	5.000%, 07/01/19	552
1,725	5.000%, 07/01/21	1,889
1,565	5.000%, 07/01/22	1,706
	Hawaii State, Highway, Ser B, RB, AGM Insured
1,250	5.250%, 07/01/18	1,521
1,600	5.250%, 07/01/19	1,957
2,300	5.000%, 07/01/16	2,598
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	203
115	3.750%, 04/01/21	117
180	3.500%, 04/01/20	182
115	3.000%, 04/01/18	116

September 30, 2011

www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2011

Face Amount (000)		Value (000)
	MUNICIPAL BONDS (continued)
Hawaii - (continued)
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
$2,000	6.500%, 07/01/33	$2,172
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser A, RB, AMT, FNMA Collateral Insured
475	5.400%, 07/01/30	475
3,580	5.350%, 07/01/18	3,582
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, FNMA Collateral Insured
265	5.450%, 07/01/17	265
	Hawaii State, Improvements Authority, Ser DA, GO, NPFGC Insured
850	5.250%, 09/01/23	914
	Hawaii State, Improvements Authority, Ser DB, GO, NPFGC Insured
200	5.250%, 09/01/15	218
	Hawaii State, Improvements Authority, Ser DD, GO, NPFGC Insured
1,000	5.250%, 05/01/15	1,120
	Hawaii State, Improvements Authority, Ser DF, GO, AMBAC Insured
1,250	5.000%, 07/01/18	1,417
1,250	5.000%, 07/01/21	1,403
90	5.000%, 07/01/22	100
	Hawaii State, Ser CM, GO, AGM Insures FGIC Insured
1,000	6.500%, 12/01/14	1,180
	Hawaii State, Ser CV, GO, NPFGC Re-insures FGIC Insured
350	5.375%, 08/01/19	351
	Hawaii State, Ser CX, GO, FSA Insured
1,000	5.500%, 02/01/16	1,016
	Hawaii State, Ser CZ, GO, AGM Insured
45	5.250%, 07/01/16	47
	Hawaii State, Ser DB, GO, NPFGC Insured
1,000	5.250%, 09/01/16	1,088
	Hawaii State, Ser DG, GO, AMBAC Insured
1,000	5.000%, 07/01/16	1,140
	Hawaii State, Ser DI, GO, AGM Insured
500	5.000%, 03/01/24	555
1,500	5.000%, 03/01/25	1,659
	Hawaii State, Ser DK, GO
475	5.000%, 05/01/25	543
	Hawaii State, Ser DN, GO
200	5.250%, 08/01/25	233
	Hawaii State, Ser DR, GO
1,000	5.000%, 06/01/17	1,191
	Hawaii State, RB, AMT
1,500	4.125%, 07/01/24	1,476
1,000	3.000%, 07/01/17	1,015
	Hawaii State, Unlimited Public Improvements, Ser DD, GO, NPFGC Insured
1,000	5.000%, 05/01/16	1,103
	Honolulu Hawaii City & County, Ad Valorem Property Tax Project, Ser B, GO, NPFGC Insured
2,000	5.000%, 07/01/17	2,209
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, FGIC Insured, Pre-Refunded @ 100.00
1,000	4.750%, 07/01/14 (A)	1,116

September 30, 2011

www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2011

Face Amount (000)		Value (000)
	MUNICIPAL BONDS (continued)
Hawaii - (continued)
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, NPFGC Insured
$2,000	5.000%, 07/01/26	$2,164
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, NPFGC Re-insures FGIC Insured
2,000	5.000%, 07/01/33	2,068
	Honolulu Hawaii City & County, Board of Water Supply, Ser B, RB, AMT, NPFGC Insured
1,000	5.250%, 07/01/20	1,120
1,000	5.250%, 07/01/21	1,111
325	5.000%, 07/01/15	364
	Honolulu Hawaii City & County, GO, FSA Insured
1,000	5.250%, 07/01/16	1,183
315	5.250%, 07/01/18	383
	Honolulu Hawaii City & County, Ser A, GO
1,100	5.250%, 04/01/32	1,216
1,000	5.000%, 04/01/33	1,085
	Honolulu Hawaii City & County, Ser A, GO, AGM Insured
375	5.000%, 07/01/20	430
1,000	5.000%, 07/01/22	1,135
1,000	5.000%, 07/01/30	1,074
	Honolulu Hawaii City & County, Ser A, GO, NPFGC Insured
1,720	5.250%, 03/01/13 Pre-Refunded @ 100.00 (A)	1,839
70	5.250%, 03/01/28	73
1,950	5.000%, 07/01/21	2,184
2,350	5.000%, 07/01/23	2,540
	Honolulu Hawaii City & County, Ser B, GO, NPFGC Insured
1,000	5.000%, 07/01/15	1,115
	Honolulu Hawaii City & County, Ser C, GO
200	4.750%, 09/01/18	236
	Honolulu Hawaii City & County, Ser D, GO
1,000	5.250%, 09/01/22	1,184
	Honolulu Hawaii City & County, Ser D, GO, AGM Insures NPFGC Insured
1,000	5.000%, 07/01/22	1,114
	Honolulu Hawaii City & County, Ser D, GO, NPFGC Insured
885	5.000%, 07/01/19	1,007
1,450	5.000%, 07/01/20	1,634
1,000	5.000%, 07/01/23	1,108
	Honolulu Hawaii City & County, Ser E, GO, NPFGC Re-insures FGIC Insured
1,500	5.250%, 07/01/20	1,685
	Honolulu Hawaii City & County, Ser F, GO, AGM Insures FGIC Insured
250	5.000%, 07/01/24	275
	Honolulu Hawaii City & County, Ser F, GO, NPFGC Re-insures FGIC Insured
1,000	5.000%, 07/01/29	1,066
	Honolulu Hawaii City & County, Sewer Improvements, 1st Board Resolution, Ser Senior A, RB, NPFGC Insured
1,000	5.000%, 07/01/31	1,057
	Honolulu Hawaii City & County, Sewer Improvements, 1st Board Resolution, Ser Senior C, RB, NPFGC Insured
250	5.000%, 07/01/31	264
	Honolulu Hawaii City & County, Sewer Improvements, 2nd Board Resolution, Ser A, RB
500	5.000%, 07/01/20	584

September 30, 2011

www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2011

Face Amount (000)		Value (000)
	MUNICIPAL BONDS (continued)
Hawaii - (continued)
	Honolulu Hawaii City & County, Sewer Improvements, 2nd Board Resolution, Ser A, RB, AGM Insured
$1,900	5.000%, 07/01/27	$2,067
	Honolulu Hawaii City & County, Sewer Improvements, 2nd Board Resolution, Ser Junior A-1, RB, NPFGC Insured
815	5.000%, 07/01/22	902
	Honolulu Hawaii City & County, Waipahu Towers Project, Ser A, RB, AMT, GNMA Collateral Insured
195	6.900%, 06/20/35	195
	Kauai County, Ser A, GO
500	3.250%, 08/01/23	517
	Kauai County, Ser A, GO, NPFGC Re-insures FGIC Insured
1,610	5.000%, 08/01/21	1,763
1,440	5.000%, 08/01/23	1,561
1,000	5.000%, 08/01/28	1,062
	Maui County, GO, NPFGC Insured
100	5.000%, 03/01/17	110
1,100	5.000%, 03/01/24	1,180
	Maui County, Ser A, GO
1,000	5.000%, 07/01/19	1,152
	Maui County, Ser A, GO, AGM Insured
1,000	3.500%, 07/01/16	1,093
	Maui County, Ser A, GO, NPFGC Insured
1,000	4.750%, 07/01/25	1,095
	Maui County, Ser B and C, GO, NPFGC Insured
500	5.000%, 07/01/16	583
	Maui County, Ser B, GO
500	4.000%, 06/01/21	554
	Maui County, Ser B, GO, NPFGC Insured
500	5.000%, 09/01/17	551
	University of Hawaii, College Improvements Project, Ser A, RB, NPFGC Insured
200	5.000%, 07/15/19	225
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/38	116
	University of Hawaii, Ser A, RB, AGC MBIA Insured
1,400	5.000%, 10/01/23	1,542
	University of Hawaii, Ser A, RB, AGM MBIA Insured
500	5.000%, 07/15/24	545
	University of Hawaii, Ser A, RB, MBIA Insured
400	4.500%, 07/15/32	410
	University of Hawaii, Ser A, RB, NPFGC Insured
975	5.000%, 07/15/21	1,083
150	5.000%, 07/15/22	166
2,000	4.500%, 07/15/23	2,134
	University of Hawaii, Ser A-2, RB
1,000	4.000%, 10/01/18	1,123

		120,709

Indiana - 0.5%
	Indiana Finance Authority, Highway Revenue, Ser A, RB, NPFGC Re-insures FGIC Insured
700	4.500%, 06/01/27	723

September 30, 2011

www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2011

Face Amount (000)		Value (000)
	MUNICIPAL BONDS (continued)
Maine - 0.5%
	Maine Health & Higher Educational Facilities Authority, Ser A, RB
$750	5.250%, 07/01/31	$795

	Massachusetts - 1.7%
	Commonwealth of Massachusetts, Ser B, GO, AGM Insured
1,300	5.250%, 08/01/28	1,587
	Massachusetts Bay Transportation Authority, Ser A, RB
600	5.250%, 07/01/29	734
	Massachusetts Water Resources Authority, Ser B, RB
300	5.000%, 08/01/19	364

		2,685

Minnesota - 0.3%
	Minnesota Housing Finance Agency, RB, GNMA/FNMA Insured
500	4.875%, 07/01/26	521

Nevada - 0.2%
	Nevada State, Municipal Bond Bank Projects, Ser F, GO, AGM Insured
250	5.000%, 12/01/24	265

New York - 0.7%
	New York State, Dormitory Authority, New York University, Ser A, RB
1,000	3.100%, 07/01/17	1,075

Ohio - 1.1%
	City of Akron Ohio, GO
500	5.000%, 12/01/21	554
	Ohio State, Ser P, GO
975	4.000%, 10/01/23	1,078

		1,632

Oklahoma - 0.7%
	Tulsa Industrial Authority, University of Tulsa, RB
1,000	5.000%, 10/01/22	1,126

Pennsylvania - 0.1%
	Pocono Mountain School District, Ser A, GO, AGM Insured
200	5.000%, 09/01/27	210

Puerto Rico - 2.2%
	Commonwealth of Puerto Rico, GO, NPFGC Insured
1,500	6.000%, 07/01/15	1,676
	Puerto Rico Electric Power Authority, Ser ZZ, RB
500	5.000%, 07/01/24	523
	Puerto Rico Highway & Transportation Authority, Ser N, RB, AGM Insured
1,000	5.500%, 07/01/26	1,113

		3,312

September 30, 2011

www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2011

Face Amount (000)/Shares		Value (000)
	MUNICIPAL BONDS (continued)
Rhode Island - 0.3%
	Rhode Island State, Ser C, GO
$500	4.300%, 11/15/20	$537

South Carolina - 0.4%
	Sumter South Carolina, Waterworks & Sewer Improvement Systems, RB, XLCA Insured
500	5.000%, 12/01/21	548

Texas - 2.4%
	City of El Paso Texas, GO
500	4.000%, 08/15/16	562
	Port of Houston Authority, Ser D-1, GO
1,000	5.000%, 10/01/35	1,095
	San Jacinto College District, GO
1,500	4.500%, 02/15/36	1,537
	Tomball Independent School District, GO
500	4.375%, 02/15/34	515

		3,709

Washington - 2.4%
	County, of King Washington, GO
1,000	4.750%, 01/01/34	1,045
	Washington Economic Development Finance Authority, RB
1,000	4.125%, 06/01/30	1,000
1,000	4.000%, 06/01/28	1,006
	Washington State, Motor Vehicle Fuel, Ser 2010B, GO
500	5.000%, 08/01/18	603

		3,654

Wisconsin - 0.7%
	Wisconsin State, Ser D, GO, AGM Insured
1,000	5.000%, 05/01/21	1,137

TOTAL MUNICIPAL BONDS (Cost $145,194)		151,280

	SHORT-TERM INVESTMENTS (B)-2.1%
	Dreyfus Tax-Exempt Cash Management Fund, Institutional
1,590,346	Shares, 0.000%	1,591
	Fidelity Institutional Tax-Exempt Portfolio, Institutional Shares,
1,590,346	0.010%	1,590

TOTAL SHORT-TERM INVESTMENTS (Cost $3,181)		3,181

TOTAL INVESTMENTS (Cost $148,375) † - 100.6%		$154,461

Percentages	are based on Net Assets of $153,522 ($ Thousands).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	The rate shown is the 7-day effective yield as of September 30, 2011.
†	At September 30, 2011, the tax basis cost of the Fund’s investments was $148,377 ($ Thousands), and the unrealized appreciation and depreciation were $6,583 ($ Thousands) and $(499) ($ Thousands) respectively.

September 30, 2011

www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2011

AGC—American Guarantee Corporation

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Company

AMT—Alternative Minimum Tax

BHAC—Berkshire Hathaway Assurance Corporation

COP—Certificate of Participation

ETM—Escrowed to Maturity

FGIC—Financial Guarantee Insurance Corporation

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Corporation

FSA—Financial Security Assurance

GNMA—Government National Mortgage Corporation

GO—General Obligation

MBIA—Municipal Bond Investors Assurance

NPFGC—National Public Finance Guarantee Corporation

RB—Revenue Bond

Ser—Series

XLCA—XL Capital

Cost figures are shown in thousands.

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$151,280	$—	$151,280
Short-Term Investments	3,181	—	—	3,181

Total Investments in Securities	$3,181	$151,280	$—	$154,461

For the period ended September 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-1700

September 30, 2011

www.bishopstreetfunds.com

Government Money Market Fund	(unaudited)
Schedule of Investments as of September 30, 2011

Face Amount (000)/Shares		Value (000)
	U.S. GOVERNMENT AGENCY OBLIGATIONS (A)- 59.8%
	FHLB
$5,000	0.020%, 11/02/11	$5,000
1,317	0.020%, 11/04/11	1,317
8,000	0.048%, 11/16/11	7,999
2,000	0.020%, 12/16/11	2,000
	FHLMC
2,000	0.025%, 10/31/11	2,000
6,000	0.060%, 11/14/11	5,999
5,000	0.015%, 11/30/11	5,000
2,000	0.040%, 12/01/11	2,000
10,000	0.091%, 12/12/11	9,998
2,000	0.090%, 12/20/11	2,000
	FNMA
2,000	0.020%, 10/05/11(B)	2,000
3,500	0.020%, 10/19/11	3,500
2,000	0.128%, 11/23/11	2,000
5,000	0.040%, 12/02/11	5,000
1,000	0.035%, 12/07/11	1,000
1,300	0.020%, 12/12/11	1,300
2,500	0.140%, 01/03/12	2,499

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $60,612)		60,612

	SHORT-TERM INVESTMENTS (C)- 28.8%
	Dreyfus Government Cash Management Fund, Institutional
9,912,428	Shares, 0.071%	9,912
	Fidelity Institutional Government Money Market Fund,
9,620,886	Institutional Shares, 0.060%	9,621
9,620,886	STIT-Government & Agency Portfolio, 0.020%	9,621

TOTAL SHORT-TERM INVESTMENTS (Cost $29,154)		29,154

TOTAL INVESTMENTS (Cost $89,766) † - 88.6%		$89,766

Percentages are based on Net Assets of $101,294 ($ Thousands ).††

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	The rate reported is the 7-day effective yield at time of purchase.
(C)	The rate shown is the 7-day effective yield as of September 30, 2011.
†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
††	Other Assets include a deposit of $12,000,000 held in a federally insured deposit account at the Fund’s Custodian Bank.

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Corporation

Cost figures are shown in thousands.

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$—	$60,612	$—	$60,612
Short-Term Investments	29,154	—	—	29,154

Total Investments in Securities	$29,154	$60,612	$—	$89,766

For the period ended September 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-1700

September 30, 2011

www.bishopstreetfunds.com

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: 11/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: 11/28/11

By (Signature and Title)*	/S/ MICHAEL LAWSON
Michael Lawson
Treasurer, Controller & CFO

Date: 11/28/11

*	Print the name and title of each signing officer under his or her signature.